Document and Entity Information	Sep. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Enovix Corp
Amendment Flag	false
Entity Central Index Key	0001828318
Current Fiscal Year End Date	--01-02
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39753
Entity Tax Identification Number	85-3174357
Entity Address, Address Line One	3501 W. Warren Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	695-2350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ENVX
Security Exchange Name	NASDAQ
Common Stock Subject To Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ENVXW
Security Exchange Name	NASDAQ